Acquisitions - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended			0 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended		0 Months Ended		11 Months Ended
	Jul. 31, 2012	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jul. 31, 2013 Geoconstruction [Member]	Jan. 31, 2014 Geoconstruction [Member]	Jan. 31, 2013 Geoconstruction [Member]	Jan. 31, 2012 Geoconstruction [Member]	Jan. 31, 2014 Inliner [Member]	Jan. 31, 2012 Inliner [Member]	Jan. 31, 2013 Inliner [Member]	Oct. 04, 2013 Fursol [Member]	Oct. 04, 2012 Fursol [Member]	Oct. 04, 2012 Fursol [Member]	Oct. 04, 2012 Fursol [Member] Computer Software [Member]	Jan. 31, 2014 Fursol [Member] Computer Software [Member]	May 30, 2012 Diberil Sociedad Anonima [Member]	Jul. 31, 2012 Diberil Sociedad Anonima [Member]	Jan. 31, 2014 Diberil Sociedad Anonima [Member]	May 30, 2012 Diberil Sociedad Anonima [Member]	Jul. 15, 2010 Diberil Sociedad Anonima [Member]	Jul. 31, 2013 Diberil Sociedad Anonima [Member] Geoconstruction [Member]	May 30, 2012 Diberil Sociedad Anonima [Member] Geoconstruction [Member]	Mar. 05, 2012 Layne Do Brazil [Member]	Feb. 28, 2011 Wildcat [Member]	Jan. 31, 2012 Wildcat [Member]	Feb. 28, 2011 Wildcat [Member]	Feb. 28, 2011 Wildcat [Member] Inliner [Member]
Business Acquisition [Line Items]
Percentage of stock acquired														100.00%
Aggregate purchase price of acquisition			$ 18,397,000	$ 8,855,000									$ 1,000,000
Amount of cash paid in acquisition												200,000	800,000				16,200,000								8,900,000
Identifiable intangible asset associated with acquisition															1,500,000
Weighted-average life																3 years
Purchase price allocation to noncurrent liability														500,000
Remaining percentage of interest acquired																				50.00%
Aggregate purchase price to acquire remaining equity interest																				16,200,000
Amount of acquisition purchase price placed in escrow			2,861,000																	2,400,000							400,000
Initial percentage of interest acquired																					50.00%
Loss on remeasurement of equity investment	7,705,000 [1]		7,705,000															7,700,000
Estimated fair value of noncontrolling interest before acquisition																	15,800,000	15,800,000
Discounts for lack of control		5.00%
Discounts for lack of marketability		10.00%
Acquisition related costs																			200,000
Purchase price allocation, goodwill adjustment																			500,000
Goodwill		8,915,000	23,561,000	19,536,000			14,646,000	10,621,000	8,915,000	8,915,000	8,915,000												4,000,000				2,318,000	2,300,000
Goodwill impairment charge		14,646,000		86,200,000	14,600,000	14,646,000				23,100,000												4,000,000
Additional purchase price of acquisition																				2,300,000
Cash payment for acquired shares previously held by noncontrolling interests			2,743,000																					2,700,000
Decrease in noncontrolling interest																								100,000
Adjustment to equity related to the acquisition of noncontrolling interest																								2,700,000
Revenue of acquired entity included in the consolidated statements of operations																										14,200,000
Income (loss) before income taxes of acquired entity included in the consolidated statements of operations																										$ 900,000

[1]	Periods subsequent to the acquisition of 100% of Costa Fortuna on May 30, 2012 have been reclassified reflect Costa Fortuna as a discontinued operation.